Expense Example - Class A Class C and Institutional Class - SP 500 Pure Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	630	956	1,304	2,285	338	733	1,255	2,686